Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 10 — Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	March 31,	December 31,
	2013	2012

Trade payables	$2,342,090	$1,434,166
Accrued compensation and benefits	697,849	833,141
Accrued professional fees	135,026	156,205
Accrued interest	64,125	750
Other payables	251,087	388,109

	$3,490,177	$2,812,371

Note 12 — Accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following:

	December 31, 2012	December 31, 2011
Trade payables	$1,434,166	$1,175,023
Accrued compensation and benefits	833,141	227,323
Accrued professional fees	156,205	194,658
Accrued interest	750	86,100
Other payables	388,109	166,029
	$2,812,371	$1,849,133